INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits, balance at the beginning of the period	$ 43	$ 74
Gross increases and decreases-tax positions taken during the prior period	(3)	(27)
Gross increases and decreases-tax positions taken during the current period	3	4
Reductions resulting from the lapse of statutes of limitation	(4)	(10)
Foreign currency movements		2
Unrecognized tax benefits, balance at the end of the period	39	43	74
Unrecognized tax benefits which, if recognized, would affect the effective tax rate	31	32
Interest and penalties related to unrecognized tax benefits included in tax expense
Interest expense included in tax expense	5	1	3
Penalties expense included in tax expense			1
Interest and penalties accrued related to unrecognized tax benefits
Accrued liability for interest	13	8
Accrued liability for penalties	2	2
Decrease in the unrecognized tax benefits reasonably possible, low end of range	2
Decrease in the unrecognized tax benefits reasonably possible, high end of range	19
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax	12 months
Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested	$ 226